SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 40 – SUBSEQUENT EVENTS
40.1 - Payment of Redemption Amount
In January 2026, the Company paid, in Brazilian Reais, the amount of 1,299470 per share, totaling R$354,393 related to the compulsory redemption of Class “R” preferred shares (PNR). For further information, see Note 31.1.1.
40.2 - Disposal of the Interest in EMAE
In January 2026, after all conditions precedent had been satisfied, the Company completed the disposal of its entire interest in EMAE at a price of R$32.07 per share, totaling cash proceeds of R$476,461 For further information, see Note 39.
40.3 - Request for Preliminary Injunction – AXIA Energia
In January 2026, two class actions were filed by labor union entities seeking alleged impacts on the payment of Profit Sharing (PLR) to their employees, arising from the capitalization of profit reserves and bonus share issuance approved at the Extraordinary General Meeting held on December 19, 2025. In the same month, the Labor Court of Rio de Janeiro granted the Company’s request for reconsideration and revoked the previously granted preliminary injunction, concluding that there was no risk of harm and that the Company’s financial position remained sound.
40.4 - Debenture Issuance – AXIA Energia
In February 2026, AXIA Energia completed the settlement of its 8th issuance of simple, non‑convertible, unsecured debentures, distributed in three series. The debentures qualify for the tax incentive provided for under Law No. 12,431/2011 and were offered through a public distribution conducted under the automatic registration procedure, in accordance with CVM Resolution No. 160/2022, and were intended exclusively for professional investors, as defined in the applicable regulation.

Transaction	Series	Interest Rate (% p.a.)	Maturity Date	Amount (R$)
Debentures – 8th Issuance	1st	IPCA + 6.80%	02/15/2033	1,267,100
	2nd	IPCA + 6.71%	02/15/2036	368,900
	3rd	IPCA + 6.68%	02/15/2041	364,000
				2,000,000
40.5 - Asset swap agreement with ISA Energia Brasil S.A.
In March 2026, the Company entered into a Share Purchase Agreement with ISA Energia Brasil S.A., pursuant to which it sold its 49% equity interest in Interligação Elétrica do Madeira S.A. (IE Madeira) and acquired the remaining 51% equity interest in Interligação Elétrica Garanhuns S.A. (IE Garanhuns). Upon completion of the transaction, AXIA Energia will consolidate a 100% equity interest in IE Garanhuns and will no longer hold an equity interest in IE Madeira.The transaction is subject to customary closing conditions and adjustments.
40.6 - Change of our Corporate Name
On April 15, 2026, the shareholders approved, at the Annual General Meeting, the change of the Company’s corporate name from Centrais Elétricas Brasileiras S.A. – Eletrobras to AXIA Energia S.A., with no change to its Brazilian taxpayer identification number (CNPJ). Management emphasizes that the name change did not result in any impact on the Company’s corporate, operational or financial structure.

40.7 - Capital Structure Simplification and Delisting of ADRs
In April 2026, the Company approved the conversion of its preferred shares (PNA1 and PNB1) into common shares and the migration to B3’s Novo Mercado segment. In addition, on April 1, the Company announced that its Board of Directors had approved beginning the process of delisting its American Depositary Receipts from the New York Stock Exchange, with the objective of concentrating trading liquidity in the Brazilian market.